SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES DENOMINATED IN CURRENCIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Hong Kong, Dollars
IfrsStatementLineItems [Line Items]
Financial assets	$ 638,471	$ 1,234,627
Financial liabilities	5,408,928	6,128,951
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Financial assets	3,253,699	6,606,145
Financial liabilities	6,668,340	7,777,874
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Financial assets	149,711	532,019
Financial liabilities	108,961	605,746
Peru, Nuevos Soles
IfrsStatementLineItems [Line Items]
Financial assets	839,614	2,806,064
Financial liabilities	659,893	1,475,495
Macau, Patacas
IfrsStatementLineItems [Line Items]
Financial assets	511	252
Financial liabilities	$ 96,141	$ 15,559